INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF INTELLECTUAL PROPERTY

	Patents	Customer Relationships	Brand	Software		Goodwill	Total
Cost
Balance at December 31, 2019	$41,931	$-	$-		$-	$-	$41,931
Intangible assets acquired in the Transaction	-	197,000	-		119,000	2,166,563	2,482,563
Balance at December 31, 2020	$41,931	$197,000	$-		$119,000	$2,166,563	$2,524,494
Intangible assets acquired in the Acquisition	-	-	23,000		433,000	8,353,609	8,809,609
Impairment of goodwill	-	-	-		-	(4,579,763)	(4,579,763)
Balance at December 31, 2021	$41,931	$197,000	$23,000		$552,000	$5,940,409	$6,754,340

Accumulated amortization
Balance at December 31, 2019	$40,546	$-	$-	$		$-	$40,546
Change for the year	1,385	26,267	-		15,866	-	43,518
Balance at December 31, 2020	41,931	26,267	-		15,866	-	84,064
Change for the year	-	34,147	3,450		98,369	-	135,966
Balance at December 31, 2021	$41,931	$60,414	$3,450		$114,235	$-	$220,030

Net book value:
December 31, 2020	$-	$170,733	$-		$103,134	$2,166,563	$2,440,430
December 31, 2021	$-	$136,586	$19,550		$437,765	$5,940,409	$6,534,310